TAXATION (Tables)	12 Months Ended
Mar. 31, 2024
Deferred tax expense (income) [abstract]
SCHEDULE OF TAX CREDIT PERIOD

	Year ended March 31,
	2024 $	2023 $	2022 $
Group
Current year tax charge/(credit)	55,280	-	(509,282)
Adjustments in respect of prior periods	(32,864)	(12,202)	(277,239)

Deferred tax
Origination and reversal of timing differences	-	-	-

Total tax charge/(credit) for the period	22,416	(12,202)	(786,521)

The tax charge/(credit) for the year is different from the standard rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:

Loss before taxation	(16,803,045)	(13,283,888)	(6,217,566)
Loss charged at standard rate of corporation tax 19%	(3,192,578)	(2,523,939)	(1,181,337)
Tax losses arising in the year not recognized	3,032,344	2,279,050	524,870
Tax losses surrendered for Research and Development	-	-	667,335
Expenses not deductible for taxation	220,187	241,985	370,306
Tax increase from effect of capital allowances and depreciation	748	124	(3)
Research and Development tax claim	-	-	(509,282)
Research and Development enhanced expenditure	-	-	(377,187)
Research and Development tax credits claimed in respect of previous periods	(32,864)	(12,202)	(277,240)
Consolidation adjustment in relation to foreign exchange movements	(5,421)	2,780	(3,983)
Total tax charge/(credit) for the period	22,416	(12,202)	(786,521)